CAPITAL (Tables)	12 Months Ended
Dec. 31, 2019
Banking and Thrift [Abstract]
Schedule of Compliance with Regulatory Capital Requirements under Banking Regulations [Table Text Block]

	Actual		Minimum capital required - Basel III		PCA requirement to be considered well capitalized
(Dollars in thousands)	Capital amount	Ratio	Capital amount	Ratio	Capital amount	Ratio
December 31, 2019
Common equity tier 1 capital to risk-weighted assets
Consolidated	$1,245,746	11.30%	$771,666	7.00%	N/A	N/A
First Financial Bank	1,333,978	12.11%	770,997	7.00%	$715,926	6.50%

Tier 1 capital to risk-weighted assets
Consolidated	1,288,185	11.69%	937,023	8.50%	N/A	N/A
First Financial Bank	1,334,082	12.11%	936,211	8.50%	$881,140	8.00%

Total capital to risk-weighted assets
Consolidated	1,475,813	13.39%	1,157,498	10.50%	N/A	N/A
First Financial Bank	1,399,817	12.71%	1,156,496	10.50%	1,101,425	10.00%

Leverage
Consolidated	1,288,185	9.58%	537,606	4.00%	N/A	N/A
First Financial Bank	1,334,082	9.93%	537,299	4.00%	671,623	5.00%

	Actual		Minimum capital required - Basel III		PCA requirement to be considered well capitalized		Minimum capital required - Basel III fully phased-in
(Dollars in thousands)	Capital amount	Ratio	Capital amount	Ratio	Capital amount	Ratio	Capital amount	Ratio
December 31, 2018
Common equity tier 1 capital to risk-weighted assets
Consolidated	$1,215,613	11.87%	$652,874	6.38%	N/A	N/A	$716,881	7.00%
First Financial Bank	1,279,492	12.50%	652,590	6.38%	$665,386	6.50%	716,570	7.00%

Tier 1 capital to risk-weighted assets
Consolidated	1,257,366	12.28%	806,491	7.88%	N/A	N/A	870,499	8.50%
First Financial Bank	1,279,596	12.50%	806,141	7.88%	818,937	8.00%	870,120	8.50%

Total capital to risk-weighted assets
Consolidated	1,444,146	14.10%	1,011,314	9.88%	N/A	N/A	1,075,322	10.50%
First Financial Bank	1,344,388	13.13%	1,010,875	9.88%	1,023,671	10.00%	1,074,855	10.50%

Leverage
Consolidated	1,257,366	9.71%	517,958	4.00%	N/A	N/A	517,958	4.00%
First Financial Bank	1,279,596	9.89%	517,710	4.00%	647,138	5.00%	517,710	4.00%